SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2022
SUBSEQUENT EVENTS.
SUBSEQUENT EVENTS

30.        SUBSEQUENT EVENTS

30.1On July 29, 2022, the demand loan with First Global Bank Limited was paid in full.

30.2These consolidated financial statements were authorized for issue by the Chairman of IBEX Limited on behalf of the Board of Directors of IBEX Limited, on October 3, 2022.